Segments of Operations (Details) - Schedule of Focuses on Two Fields of Activity, Land Inventory Development for Master Planned Communities and Real Estate Investment - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenues for reportable segments	$ 5,481		$ 10,841
Income for reportable segments	2,362		4,397
Operations expenses - Unallocated amounts			1,472
Financing income, net			783
General and administrative expenses	(444)	$ (5)	(1,472)
Interest expense	(166)
Loss for the period	1,752	27	2,142
Assets for reportable segments	67,317	36,157	70,779
Unallocated amounts	1,706	268	688
Total assets	69,023	36,425	71,467
Liabilities for reportable segments	36,359	15,832	37,435
Unallocated amounts	752	125	1,440
Total Liabilities	37,111	15,957	38,875
Land Inventory [Member]
Segment Reporting Information [Line Items]
Revenues for reportable segments	5,469		10,841
Income for reportable segments	2,350		4,397
General and administrative expenses
Loss for the period		27
Assets for reportable segments	49,081	18,243	52,670
Total assets
Liabilities for reportable segments	25,543	5,981	26,782
Real Estate Investments [Member]
Segment Reporting Information [Line Items]
Revenues for reportable segments	12
Income for reportable segments	12
General and administrative expenses
Loss for the period
Assets for reportable segments	18,236	17,914	18,109
Total assets
Liabilities for reportable segments	$ 10,816	$ 9,851	$ 10,653